Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Dividends Declared

During 2010, 2011 and 2012, the Company’s board of directors declared the following quarterly dividends on the Company’s Class A common stock and Class B common stock:

Approval Date	Per share dividend	Date of record	Total amount (in thousands)	Payment date
January 2010	$0.02	February 4, 2010	$706	February 15, 2010
April 2010	$0.02	May 5, 2010	$704	May 17, 2010
July 2010	$0.02	August 6, 2010	$705	August 16, 2010
October 2010	$0.02	November 5, 2010	$701	November 15, 2010
January 2011	$0.02	February 4, 2011	$712	February 15, 2011
April 2011	$0.02	May 6, 2011	$743	May 16, 2011
July 2011	$0.02	August 5, 2011	$738	August 15, 2011
October 2011	$0.02	November 5, 2011	$745	November 15, 2011
January 2012	$0.02	February 3, 2012	$751	February 15, 2012
April 2012	$0.02	May 4, 2012	$743	May 15, 2012
July 2012	$0.02	August 3, 2012	$755	August 15, 2012
August 2012	$0.015	August 16, 2012	$566	August 31, 2012
October 2012	$0.035	November 2, 2012	$1,300	November 15, 2012

Stock Based Compensation Expense Included in Operating Expense

Stock-based compensation expense was included in the following operating expense categories as follows (in thousands):

	Twelve months ended December 31,
	2010	2011	2012
Service costs	$798	$1,289	$1,869
Sales and marketing	734	1,471	2,029
Product development	1,015	1,408	1,038
General and administrative	8,152	10,890	10,702

Total stock-based compensation	$10,699	$15,068	$15,638

Income tax benefit related to stock-based compensation included in net income (loss) from continuing operations	$2,965	$5,023	$4,728

Assumptions to Estimate the Fair Value for Stock Options at Grant Date

The following weighted average assumptions were used in determining the fair value of time-vested stock option grants for the periods presented:

	Years ended December 31,
	2010	2011	2012
Expected life (in years)	3.5 – 6.25	4.0 – 6.25	4.0 – 6.25
Risk-free interest rate	1.00% to 2.08%	0.60% to 1.77%	0.47% to 0.78%
Expected volatility	66% to 68%	68% to 71%	65% to 70%
Weighted average expected volatility	67%	70%	67%
Expected dividend yield	0.91% to 1.10%	0.91%	1.33% to 3.11%

The following weighted average assumptions were used in determining the fair value for option grants with vesting based on a combination of certain service and market conditions for the periods presented:

	Years ended December 31,
	2010	2011	2012
Expected life (in years)	1.2 – 5.9	1.97 – 4.54	1.50 – 5.74
Risk-free interest rate	3.36% to 3.56%	1.94%	1.81%
Expected volatility	61%	57%	60%
Weighted average expected volatility	61%	57%	60%
Expected dividend yield	0.91% to 1.63%	1.26%	3.17%

Stock Option and Restricted Stock Award Activity

Stock option and restricted stock award activity during the period indicated is as follows:

	Options and Restricted Stock available for grant	Number of options outstanding	Weighted average exercise price of options	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Balance at December 31, 2009	3,478,507	4,701,151	$9.59	5.61
Increase to option pool January 1, 2010	1,768,421
Options granted (1)	(2,376,450)	2,376,450	6.62
Restricted stock granted	(1,613,000)	—
Restricted stock forfeited	82,250	—
Options exercised	—	(81,974)	4.54
Options expired	296,214	(296,214)	13.49
Options forfeited	288,824	(288,824)	7.12

Balance at December 31, 2010	1,924,766	6,410,589	$8.48	7.20
Increase to option pool January 1, 2011	1,774,752
Options granted (2)	(1,735,950)	1,735,950	7.28
Restricted stock granted	(1,603,899)	—
Restricted stock forfeited	62,125	—
Options exercised	—	(410,662)	4.28
Options expired	277,775	(277,775)	14.47
Options forfeited	254,318	(254,318)	6.70

Balance at December 31, 2011	953,887	7,203,784	$8.24	6.81
Increase to option pool January 1, 2012	1,877,411
Options granted (2)	(915,500)	915,500	4.13
Restricted stock granted	(1,343,250)	—
Restricted stock forfeited	723,232	—
Options exercised	—	(6,556)	4.13
Options expired	407,505	(407,505)	11.04
Options forfeited	675,863	(675,863)	7.04

Balance at December 31, 2012	2,379,148	7,029,360	$7.67	6.28	$506

Options exercisable at December 31, 2012 (3)		4,650,934	$8.52	5.08	$339

(1)	Includes 880,000 stock options which vest over 2 years.
(2)	Includes 765,000, 313,400, and 202,000 stock options issued in 2010, 2011 and 2012, respectively, which have vesting based on a combination of certain service and market conditions.
(3)	Includes 618,000 stock options which have vested based on meeting a combination of certain service and market conditions.

Outstanding and Exercisable Options

The following table summarizes information concerning currently outstanding and exercisable options at December 31, 2012:

Options Outstanding				Options Exercisable
Range of exercise prices per share	Number Outstanding	Average remaining contractual life (in years)	Weighted Average Exercise price per share	Number exercisable	Weighted average exercise price per share
$ 3.00 – $ 4.06	715,589	5.76	$3.40	341,610	$3.12
$ 4.10 – $ 4.41	482,544	9.72	4.38	18,610	4.28
$ 4.44 – $ 4.63	738,375	6.67	4.62	718,149	4.63
$ 4.64 – $ 4.89	806,051	6.54	4.85	657,986	4.86
$ 4.90 – $ 6.10	368,778	7.02	5.41	234,677	5.43
$ 6.19 – $ 6.35	846,100	8.82	6.35	229,025	6.35
$ 6.38 – $ 8.67	477,175	4.43	7.11	334,715	6.88
$ 8.68 – $ 8.77	756,850	7.41	8.77	432,949	8.77
$ 8.81 – $11.02	873,062	5.12	10.27	718,377	10.45
$11.27 – $24.54	964,836	3.00	16.21	964,836	16.21

	7,029,360	6.28	$7.67	4,650,934	$8.52

Information related to Stock Compensation Activity

Information related to stock compensation activity during the period indicated is as follows:

	Years ended December 31,
	2010	2011	2012
Weighted average fair value of options granted	$6.62	$3.54	$1.78
Intrinsic value of options exercised (in thousands)	$293	$1,885	$7
Total grant date fair value of restricted stock vested (in thousands)	$5,023	$4,056	$22,015

Summary of Restricted Stock Awards and Restricted Stock Units

Restricted stock awards and restricted stock unit activity for the years ended December 31, 2010, 2011 and 2012 is summarized as follows:

	Shares/ Units	Weighted Average Grant Date Fair Value
Unvested at December 31, 2009	2,541,802	$8.99
Granted	1,613,000	6.67
Vested	(603,802)	8.32
Forfeited	(82,250)	4.52

Unvested at December 31, 2010	3,468,750	$8.13
Granted (1)	1,603,899	7.20
Vested	(721,500)	5.63
Forfeited	(62,125)	6.42

Unvested at December 31, 2011	4,289,024	$8.23
Granted (2)	1,343,250	3.79
Vested	(2,323,431)	9.47
Forfeited	(745,332)	7.08

Unvested at December 31, 2012	2,563,511	$5.12

(1)	Includes 255,000 and 104,100 restricted stock units issued in 2010 and 2011, respectively, which entitle the holder to receive one share of the Company’s Class B common stock upon satisfaction of certain service and market conditions.
(2)	Includes 202,000 restricted stock awards issued in 2012, which vest upon satisfaction of certain service and market conditions.